Other Balance Sheet Components	6 Months Ended
Jun. 30, 2017
Other Balance Sheet Components
Other Balance Sheet Components

7. Other Balance Sheet Components

	As of
	December 31, 2016	June 30, 2017
	(In thousands)
Accounts receivable, net:
Due from third parties	$66,701	$87,839
Due from Alibaba	24,293	19,187
Due from other related parties	31,589	36,076

Total gross amount	$122,583	$143,102

Allowance for doubtful accounts:
Balance at the beginning of the year/period	(1,375)	(6,529)
Reversal (additional provision) charged to expenses, net	(7,787)	(4,086)
Write-off	2,633	2,186

Balance at the end of the year/period	(6,529)	(8,429)

	$116,054	$134,673

Prepaid expenses and other current assets:
Rental and other deposits	$3,965	$2,304
Prepayment for investments	24,953	29,389
Advertising prepayment	5,267	3,144
Prepayment to outsourced service providers	4,043	5,134
Amounts deposited by users*	21,203	22,026
Others	7,233	8,488

	$66,664	$70,485

Property and equipment, net:
Computers and equipment	$94,170	$104,388
Leasehold improvements	2,054	2,330
Furniture and fixtures	922	1,076
Others	1,655	1,752

Property and equipment, gross	98,801	109,546
Less: Accumulated depreciation	(75,985)	(83,622)

	$22,816	$25,924

Accrued and other liabilities**:
Payroll and welfare	$33,786	$30,323
Marketing expenses	40,968	43,664
Payroll withholding taxes	3,547	3,547
Sales rebates	31,598	40,434
Professional fees	4,255	4,559
VAT and other tax payable	35,728	68,714
Payable to other service providers	1,457	731
Amounts due to users*	21,203	22,026
Others	7,600	6,982

	$180,142	$220,980

*

Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out "red envelops" and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo's platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo's account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the unaudited interim condensed consolidated balance sheets.

**	Include amounts due to third parties, employees, related parties and Weibo wallet users.